ACQUISITIONS	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
ACQUISITIONS
6.     ACQUISITIONS

We acquired from Golar equity interests in certain subsidiaries which own and operate the Golar Igloo and the Golar Maria.

Our Board of Directors (the "Board") and the Conflicts Committee of the Board (the "Conflicts Committee") approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist the evaluation of the transaction. The details of each transaction are as follows:

	Provisional	Final
	Golar Igloo	Golar Maria
(in thousands of $)	March 28, 2014	February 7, 2013
Purchase consideration (1)	156,001	127,910
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment including allocation to charter (if applicable)	310,000	215,000
Fair value of interest rate swap asset (liability)	3,636	(3,096)
Long-term debt	(161,270)	(89,525)
Cash	682	7,981
Others	2,953	(2,450)
Subtotal	(156,001)	(127,910)
Difference between the purchase price and fair value of net assets acquired	—	—

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(1) The purchase consideration comprises the following:

(in thousands of $)	Golar Igloo	Golar Maria
Cash consideration paid to Golar	148,730	125,500
Adjustment for the interest rate swap asset (liability) assumed	3,636	(3,096)
Purchase price adjustments	3,635	5,506
	156,001	127,910

Golar Igloo

On March 28, 2014, we acquired Golar's 100% interest in the company that owns and operates the FSRU, the Golar Igloo pursuant to a Purchase, Sale and Contribution Agreement that we entered into with Golar on December 5, 2013. The purchase consideration was $310.0 million for the vessel (including the related charter) less the assumed bank debt of $161.3 million, plus the fair value of the interest rate swap asset of $3.6 million and other purchase price adjustments of $3.6 million. The Golar Igloo was delivered to its current charterer, KNPC, the national oil refining company of Kuwait in March 2014 under a charter expiring in December 2018. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. We are in the process of finalizing the accounting for the acquisition of the Golar Igloo and amounts shown as fair value allocation are provisional.

Revenue and profit contributions

The Golar Igloo contributed revenues of $14.7 million and net income of $8.5 million to us for the period from March 28, 2014 to June 30, 2014.

The table below shows our summarized consolidated pro forma financial information for the six months ended June 30, 2014, giving effect to our acquisition of the Golar Igloo as if it had taken place on January 1, 2014.

(in thousands of $, except per unit data)	Six Months Ended June 30, 2014
Revenues	193,460
Net income	76,329
Earnings per unit (basic and diluted):
Common unitholders	$1.08

The Golar Igloo was under construction and not operational during the six months ended June 30, 2013. As a result, we have evaluated that had the acquisition been consummated as of January 1, 2013, Golar Igloo's pro forma revenue and net income effect for the six months ended June 30, 2013 would be immaterial and thus, have not been presented here.

Golar Maria

On February 7, 2013, we acquired Golar's 100% interest in the company that owns and operates the LNG carrier, the Golar Maria. The purchase consideration was $215 million for the vessel, less the assumed bank debt of $89.5 million and the fair value of the interest rate swap liability of $3.1 million, plus other purchase price adjustments of $5.5 million. The Golar Maria was delivered to its current charterer, LNG Shipping S.p.A., a subsidiary of Eni SpA in November 2012 under a charter expiring in December 2017.

Revenue and profit contributions

The Golar Maria contributed revenues of $11.5 million and net income of $6.1 million to us for the period from February 7, 2013 to June 30, 2013.

The table below shows comparative summarized consolidated pro forma financial information for the six months ended June 30, 2013 and 2012, giving effect to our acquisition of the Golar Maria as if it had taken place on January 1, 2012.

(in thousands of $, except per unit data)	Six Months Period Ended June 30, 2013	Six Months Period Ended June 30, 2012
Revenues	156,186	142,036
Net income	64,495	65,450
Earnings per unit (basic and diluted):
Common unitholders	$1.03	$1.32